Accounting policies - Impairment of financial assets (Details)	12 Months Ended
Dec. 31, 2017
Impairment of financial assets
Past due threshold	90 days
Minimum period of time from refinancing date in which entity may reclassify debt instrument from non-performing to standard	2 years
Minimum period from which recovery considered remote	4 years
Minimum period before seniority	2 years
Time horizon used in measuring PD	1 year